Sales Incentives (Tables)	12 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Sales Deductions and Product Returns

The following tables summarize the activities for sales deductions and product returns for the years ended March 31, 2014 and 2013, the three months ended March 31, 2012, and the year ended December 31, 2011:

	For the year ended March 31, 2014
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(22,792)	$(310,355)	$286,228	$(46,919)
Rebates and Other	(94,411)	(311,405)	269,367	(136,449)

Total	$(117,203)	$(621,760)	$555,595	$(183,368)

Current Liabilities
Returns	$(49,701)	$(47,209)	$32,766	$(64,144)
Other (1)	(27,697)	(63,780)	48,291	(43,186)

Total	$(77,398)	$(110,989)	$81,057	$(107,330)

	For the year ended March 31, 2013
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(20,789)	$(263,330)	$261,327	$(22,792)
Rebates and Other	(69,435)	(192,115)	167,139	(94,411)

Total	$(90,224)	$(455,445)	$428,466	$(117,203)

Current Liabilities
Returns	$(33,426)	$(37,977)	$21,702	$(49,701)
Other (1)	(33,837)	(43,184)	49,324	(27,697)

Total	$(67,263)	$(81,161)	$71,026	$(77,398)

	For the three months ended March 31, 2012
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(20,145)	$(51,711)	$51,067	$(20,789)
Rebates and Other	(65,940)	(50,349)	46,854	(69,435)

Total	$(86,085)	$(102,060)	$97,921	$(90,224)

Current Liabilities
Returns	$(30,722)	$(6,292)	$3,588	$(33,426)
Other (1)	(32,606)	(11,215)	9,984	(33,837)

Total	$(63,328)	$(17,507)	$13,572	$(67,263)

	For the year ended December 31, 2011
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(26,559)	$(224,112)	$230,526	$(20,145)
Rebates and Other	(41,567)	(150,799)	126,426	(65,940)

Total	$(68,126)	$(374,911)	$356,952	$(86,085)

Current Liabilities
Returns	$(21,962)	$(23,242)	$14,482	$(30,722)
Other (1)	(13,099)	(51,462)	31,955	(32,606)

Total	$(35,061)	$(74,704)	$46,437	$(63,328)

(1)	Includes indirect rebates.